Acquisition, disposal and other transactions (An analysis of the cash flow of cash and cash equivalents in respect of the Disposal of Luoyang Yangguang) (Detail) - Bankruptcy liquidation [member]
¥ in Thousands
12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about disposal of bankruptcy [line items]
Cash consideration received	¥ 0
Cash and bank balances disposed of	(1,667)
Net outflows of cash and cash equivalents in respect of disposal of Luoyang Yangguang	¥ (1,667)